CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Research and development	$ 1,317	$ 2,292	$ 5,478	$ 9,332	$ 11,608	$ 9,165
General and administrative	1,317	984	3,889	3,478	4,235	4,736
Total operating expenses	2,634	3,276	9,367	12,810	15,843	13,901
Net operating loss	(2,634)	(3,276)	(9,367)	(12,810)	(15,843)	(13,901)
Other income
Change in fair value of warrant liability	515	72	2,216	72	(271)
Interest income	4	5	10	32	36	33
Total other income	519	77	2,226	104	(235)	33
Net loss	$ (2,115)	$ (3,199)	$ (7,141)	$ (12,706)	$ (16,078)	$ (13,868)
Net Loss Per Share, Basic
Net loss per share, basic	$ (0.7)	$ (6.36)	$ (4.05)	$ (29.34)	$ (33.63)	$ (38.12)
Weighted average number of common shares outstanding, basic	3,017	503	1,763	433	478	364
Net Loss Per Share, Diluted
Net loss per share, diluted	$ (0.7)	$ (6.36)	$ (4.05)	$ (29.34)	$ (33.63)	$ (38.12)
Weighted average number of common shares outstanding, diluted	3,017	503	1,763	433	478	364